SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Accounting Policies [Abstract]
Weighted average shares outstanding used to compute basic earnings per share	7,650,165	7,587,763	7,650,165	7,586,264
Effect of dilutive stock options and warrants	0	0	0	0
Weighted average shares outstanding and dilutive securities used to compute dilutive earnings per share	7,650,165	7,587,763	7,650,165	7,586,264